Liquidity Condition and Going Concern	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Liquidity Condition and Going Concern [Abstract]
LIQUIDITY CONDITION AND GOING CONCERN

3. LIQUIDITY CONDITION AND GOING CONCERN

As of June 30, 2024 and December 31, 2023, the Company had working capital deficits of approximately $48.8 million and $86.4 million, respectively. This condition raised substantial doubt about the Company’s ability to continue as a going concern.

The Company’s liquidity is based on its ability to generate cash from operating activities and obtain financing from investors to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

As of August 19, 2024, the Company launched six production lines and had cash of approximately $23.0 million, which is placed with financial institutions and is unrestricted as to withdrawal or use. In addition, the Company expected to raise funds from banks and related parties to support its operating activities. On April 26, 2023, the Company entered into a three-year bank credit facility with Joint Stock Commercial Bank for Investment and Development of Vietnam (“BIDV”), under which the Company can draw-down up to $90 million by April 25, 2026. As of August 19, 2024, the Company has drawn down approximately $22.4 million from BIDV and had unused credit facility of approximately $67.6 million. On January 31, 2024, the Company entered into a revolving bank credit facility with BIDV, under which the Company can draw-down up to $100 million by January 30, 2025. The Company expected to renew the revolving bank credit facility with BIDV upon maturity. Each loan is repayable in five months from its borrowing. As of August 19, 2024, the Company has drawn down approximately $37.0 million from BIDV and has unused credit facility of approximately $63.0 million.

The Company believes that the current cash and anticipated cash flows from operating and financing activities will be sufficient to meet its anticipated working capital requirements and commitments for at least the next 12 months after the issuance of the Company’s accompanying unaudited condensed consolidated financial statements. Management believes that it is probable that the above plans can be effectively implemented, and it is probable that such plans will mitigate the conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern. The Company has prepared the unaudited condensed consolidated financial statements on a going concern basis. If the Company encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity. Management cannot provide any assurance that the Company will raise additional capital if needed.

3.      LIQUIDITY CONDITION AND GOING CONCERN

As of December 31, 2023, the Company had cash of $18,035,405 and working capital deficits of $86,440,241. For the year ended December 31, 2023 and for the period from its inception on November 8, 2022 through December 31, 2022, the Company reported cash outflows of $12,529,017 and $5,588,803 from operating activities. These conditions raised substantial doubt about the Company’s ability to continue as a going concern.

The Company’s liquidity is based on its ability to generate cash from operating activities and obtain financing from investors to fund its general operations and capital expansion needs. The Company’s ability to continue as a going concern is dependent on management’s ability to successfully execute its business plan, which includes increasing revenue while controlling operating cost and expenses to generate positive operating cash flows and obtain financing from outside sources.

As of April 30, 2024, the Company launched six production lines and had cash of approximately $22.5 million, which is placed with financial institutions and is unrestricted as to withdrawal or use. In addition, the Company expected to raise funds from banks and its parent company to support its operating activities. On April 26, 2023, the Company entered into a three-year bank credit facility with Joint Stock Commercial Bank for Investment and Development of Vietnam (“BIDV”), under which the Company can draw-down up to $90,000,000 by April 25, 2026. As of the date of this report, the Company has drawn down approximately $15.2 million (VND 385.0 billion) from BIDV and had unused credit facility of approximately $74.8 million. On January 31, 2024, the Company entered into a one-year bank credit facility with BIDV, under which the Company can draw-down up to $100,000,000 by January 30, 2025. Each loan is repayable in five months from its borrowing. As of the date of this proxy statement/prospectus, the Company has drawn down approximately $24.7 million (VND 626.4 billion) from BIDV and has unused credit facility of approximately $75.3 million.

There can be no assurance that the Company future cashflows from operating activities or financing activities including equity financing will be sufficient to support its ongoing operations, or that any additional financing will be available in a timely manner or on acceptable terms, if at all. If the Company is unable to raise sufficient financing or events or circumstances occur such that the Company does not meet its strategic plans, the Company will be required to reduce certain discretionary spending, or be unable to fund capital expenditures, which would have a material adverse effect on the Company’s financial position, results of operations, cash flows, and ability to achieve its intended business objectives. As of the date of this report, the Company has commenced manufacture and sales of solar cell products for three months, and the Company needs to raise additional capital to finance its future operations. Accordingly, the Company has concluded that there is substantial doubt about its ability to continue as a going concern for a period of one year from the date that these consolidated financial statements are issued.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.